Consolidated Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–19.88%
Aerospace & Defense–0.14%
BAE Systems PLC (United Kingdom)	4,121	$26,574
General Dynamics Corp.	38	5,576
Lockheed Martin Corp.	134	50,782
Northrop Grumman Corp.	96	31,201
Raytheon Technologies Corp.	307	17,401
Safran S.A. (France)(b)	96	10,203
		141,737
Agricultural & Farm Machinery–0.01%
Deere & Co.	58	10,226
Air Freight & Logistics–0.04%
Deutsche Post AG (Germany)(b)	192	7,784
DSV Panalpina A/S (Denmark)	96	13,271
FedEx Corp.	115	19,366
		40,421
Airlines–0.01%
Delta Air Lines, Inc.	192	4,794
Southwest Airlines Co.	115	3,553
		8,347
Airport Services–0.01%
Aena SME S.A. (Spain)(b)(c)	38	4,952
Alternative Carriers–0.02%
CenturyLink, Inc.	824	7,952
Liberty Global PLC, Class C (United Kingdom)(b)	633	14,407
		22,359
Apparel Retail–0.01%
Hennes & Mauritz AB, Class B (Sweden)	288	4,485
Industria de Diseno Textil S.A. (Spain)	192	5,118
		9,603
Apparel, Accessories & Luxury Goods–0.23%
adidas AG (Germany)(b)	38	10,512
Hermes International (France)	38	30,845
Kering S.A. (France)	115	65,288
lululemon athletica, inc.(b)	58	18,884
LVMH Moet Hennessy Louis Vuitton SE (France)	230	99,931
Swatch Group AG (The), BR (Switzerland)	19	3,991
		229,451
Application Software–0.41%
Adobe, Inc.(b)	230	102,194
Atlassian Corp. PLC, Class A(b)	115	20,315
Autodesk, Inc.(b)	153	36,174
Cadence Design Systems, Inc.(b)	173	18,900
Citrix Systems, Inc.	96	13,705
Dassault Systemes SE (France)	115	20,977
DocuSign, Inc.(b)	58	12,576
Intuit, Inc.	153	46,875
Shares		Value
Application Software–(continued)
RingCentral, Inc., Class A(b)	19	$5,515
salesforce.com, inc.(b)	58	11,301
SAP SE (Germany)	709	112,157
Synopsys, Inc.(b)	77	15,340
Zoom Video Communications, Inc., Class A(b)	19	4,824
		420,853
Asset Management & Custody Banks–0.09%
Ameriprise Financial, Inc.	115	17,668
BlackRock, Inc.	19	10,925
Blackstone Group, Inc. (The), Class A	96	5,115
Partners Group Holding AG (Switzerland)	7	6,780
Schroders PLC (United Kingdom)	345	13,456
State Street Corp.	288	18,372
T. Rowe Price Group, Inc.	153	21,129
		93,445
Auto Parts & Equipment–0.02%
Aptiv PLC(b)	192	14,928
Continental AG (Germany)	58	5,664
Denso Corp. (Japan)	100	3,690
		24,282
Automobile Manufacturers–0.41%
Daimler AG (Germany)	192	8,507
Ferrari N.V. (Italy)	115	20,614
Fiat Chrysler Automobiles N.V. (United Kingdom)(b)	882	9,031
Ford Motor Co.	2,760	18,244
General Motors Co.(b)	1,227	30,540
Honda Motor Co. Ltd. (Japan)	1,900	46,162
Peugeot S.A. (France)(b)	383	6,207
Tesla, Inc.(b)	77	110,168
Toyota Motor Corp. (Japan)	2,500	148,931
Volkswagen AG, Preference Shares (Germany)(b)	115	17,018
		415,422
Automotive Retail–0.04%
AutoZone, Inc.(b)	19	22,941
O’Reilly Automotive, Inc.(b)	38	18,140
		41,081
Biotechnology–0.68%
AbbVie, Inc.	1,457	138,284
Alexion Pharmaceuticals, Inc.(b)	77	7,892
Amgen, Inc.	441	107,900
Biogen, Inc.(b)	288	79,111
CSL Ltd. (Australia)	920	177,434
Genmab A/S (Denmark)(b)	38	13,039
Gilead Sciences, Inc.	997	69,321
Grifols S.A. (Spain)	268	7,824
Incyte Corp.(b)	211	20,838
Moderna, Inc.(b)	77	5,706
Regeneron Pharmaceuticals, Inc.(b)	19	12,009

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Shares		Value
Biotechnology–(continued)
Seattle Genetics, Inc.(b)	38	$6,318
Vertex Pharmaceuticals, Inc.(b)	173	47,056
		692,732
Brewers–0.08%
Anheuser-Busch InBev S.A./N.V. (Belgium)	939	50,867
Asahi Group Holdings Ltd. (Japan)	100	3,282
Heineken Holding N.V. (Netherlands)	58	5,029
Kirin Holdings Co. Ltd. (Japan)	900	17,409
		76,587
Broadcasting–0.01%
Fox Corp., Class A	153	3,943
ViacomCBS, Inc., Class B	268	6,987
		10,930
Building Products–0.05%
Cie de Saint-Gobain (France)(b)	268	9,906
Daikin Industries Ltd. (Japan)	200	35,167
Trane Technologies PLC	58	6,489
		51,562
Cable & Satellite–0.12%
Charter Communications, Inc., Class A(b)	134	77,720
Comcast Corp., Class A	939	40,189
		117,909
Casinos & Gaming–0.07%
Flutter Entertainment PLC (Ireland)(b)	326	48,962
Galaxy Entertainment Group Ltd. (Macau)	3,000	20,465
		69,427
Commodity Chemicals–0.05%
Dow, Inc.	556	22,829
LyondellBasell Industries N.V., Class A	383	23,945
		46,774
Communications Equipment–0.19%
Arista Networks, Inc.(b)	38	9,871
Cisco Systems, Inc.	2,665	125,522
Nokia OYJ (Finland)	3,834	18,441
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,527	40,675
		194,509
Computer & Electronics Retail–0.02%
Best Buy Co., Inc.	192	19,121
Construction & Engineering–0.03%
Bouygues S.A. (France)(b)	134	4,766
Ferrovial S.A. (Spain)	173	4,247
Vinci S.A. (France)	268	23,141
		32,154
Construction Machinery & Heavy Trucks–0.09%
Caterpillar, Inc.	345	45,844
Cummins, Inc.	115	22,225
Epiroc AB, Class A (Sweden)	364	5,094
PACCAR, Inc.	77	6,551
Volvo AB, Class B (Sweden)(b)	882	15,262
		94,976
Shares		Value
Construction Materials–0.01%
LafargeHolcim Ltd. (Switzerland)(b)	211	$9,992
Consumer Electronics–0.13%
Panasonic Corp. (Japan)	2,800	24,050
Sony Corp. (Japan)	1,400	108,564
		132,614
Consumer Finance–0.09%
American Express Co.	441	41,154
Capital One Financial Corp.	77	4,913
Discover Financial Services	268	13,247
Synchrony Financial	1,323	29,278
		88,592
Data Processing & Outsourced Services–0.46%
Adyen N.V. (Netherlands)(b)(c)	115	191,991
Amadeus IT Group S.A. (Spain)	441	22,148
Automatic Data Processing, Inc.	38	5,050
FleetCor Technologies, Inc.(b)	38	9,826
Mastercard, Inc., Class A	460	141,924
PayPal Holdings, Inc.(b)	498	97,643
		468,582
Distillers & Vintners–0.04%
Constellation Brands, Inc., Class A	115	20,493
Diageo PLC (United Kingdom)	633	23,196
		43,689
Diversified Banks–0.62%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	2,224	6,968
Banco Santander S.A. (Spain)(b)	6,460	13,875
Bank of America Corp.	4,888	121,614
Barclays PLC (United Kingdom)	5,962	7,918
BNP Paribas S.A. (France)(b)	441	17,892
Citigroup, Inc.	1,917	95,869
Credit Agricole S.A. (France)(b)	479	4,628
Danske Bank A/S (Denmark)(b)	403	6,529
DNB ASA (Norway)(b)	479	7,363
ING Groep N.V. (Netherlands)(b)	1,514	10,497
Intesa Sanpaolo S.p.A. (Italy)(b)	4,371	8,879
JPMorgan Chase & Co.	1,419	137,132
Lloyds Banking Group PLC (United Kingdom)	32,339	11,215
Mitsubishi UFJ Financial Group, Inc. (Japan)	5,900	22,134
Mizuho Financial Group, Inc. (Japan)	7,200	8,753
Societe Generale S.A. (France)(b)	805	12,370
Standard Chartered PLC (United Kingdom)	1,419	7,213
Sumitomo Mitsui Financial Group, Inc. (Japan)	900	24,061
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	200	5,165
U.S. Bancorp	786	28,956
UniCredit S.p.A. (Italy)(b)	1,054	9,679
Wells Fargo & Co.	2,396	58,127
		626,837
Diversified Capital Markets–0.01%
Credit Suisse Group AG (Switzerland)	690	7,394
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Shares		Value
Diversified Chemicals–0.02%
BASF SE (Germany)	364	$20,157
Diversified Metals & Mining–0.30%
Anglo American PLC (South Africa)	690	17,028
BHP Group Ltd. (Australia)	1,629	43,175
BHP Group PLC (Australia)	2,032	44,318
Glencore PLC (Australia)(b)	3,220	7,426
Rio Tinto Ltd. (Australia)	1,227	89,361
Rio Tinto PLC (Australia)	1,706	103,974
		305,282
Diversified Real Estate Activities–0.09%
Mitsubishi Estate Co. Ltd. (Japan)	300	4,339
New World Development Co. Ltd. (Hong Kong)	1,250	6,105
Sun Hung Kai Properties Ltd. (Hong Kong)	6,500	78,999
		89,443
Diversified REITs–0.00%
Gecina S.A. (France)	38	4,903
Diversified Support Services–0.02%
Brambles Ltd. (Australia)	2,281	17,624
Drug Retail–0.03%
Walgreens Boots Alliance, Inc.	728	29,637
Electric Utilities–0.47%
Chubu Electric Power Co., Inc. (Japan)	1,000	11,870
CLP Holdings Ltd. (Hong Kong)	2,500	23,690
Duke Energy Corp.	153	12,965
Endesa S.A. (Spain)	173	4,919
Enel S.p.A. (Italy)	10,275	94,050
Exelon Corp.	594	22,934
FirstEnergy Corp.	594	17,226
Iberdrola S.A. (Spain)	7,668	98,981
Iberdrola S.A. (Spain)(b)	174	2,246
Kansai Electric Power Co., Inc. (The) (Japan)	700	6,667
NextEra Energy, Inc.	345	96,842
Orsted A/S (Denmark)(c)	230	32,945
Power Assets Holdings Ltd. (Hong Kong)	1,000	5,572
PPL Corp.	518	13,789
Southern Co. (The)	192	10,485
SSE PLC (United Kingdom)	1,438	24,610
		479,791
Electrical Components & Equipment–0.25%
ABB Ltd. (Switzerland)	1,553	38,902
Eaton Corp. PLC	307	28,591
Emerson Electric Co.	441	27,346
Legrand S.A. (France)	58	4,493
Nidec Corp. (Japan)	100	8,003
Rockwell Automation, Inc.	192	41,883
Schneider Electric SE (France)	939	109,400
		258,618
Electronic Components–0.13%
Amphenol Corp., Class A	58	6,134
Corning, Inc.	613	19,003
Kyocera Corp. (Japan)	300	16,737
Shares		Value
Electronic Components–(continued)
Murata Manufacturing Co. Ltd. (Japan)	1,500	$93,956
		135,830
Electronic Equipment & Instruments–0.16%
Hexagon AB, Class B (Sweden)(b)	268	17,467
Hitachi Ltd. (Japan)	300	8,905
Keyence Corp. (Japan)	300	126,077
Keysight Technologies, Inc.(b)	96	9,589
		162,038
Electronic Manufacturing Services–0.03%
TE Connectivity Ltd.	288	25,652
Environmental & Facilities Services–0.02%
Waste Management, Inc.	173	18,961
Financial Exchanges & Data–0.51%
Deutsche Boerse AG (Germany)	594	108,599
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,500	167,363
Intercontinental Exchange, Inc.	58	5,613
London Stock Exchange Group PLC (United Kingdom)	1,112	124,034
MarketAxess Holdings, Inc.	38	19,635
Moody’s Corp.	19	5,345
MSCI, Inc.	58	21,807
Nasdaq, Inc.	58	7,616
S&P Global, Inc.	173	60,593
		520,605
Food Distributors–0.01%
Sysco Corp.	230	12,155
Food Retail–0.21%
Jeronimo Martins SGPS S.A. (Portugal)	403	6,802
Koninklijke Ahold Delhaize N.V. (Netherlands)	2,166	62,437
Kroger Co. (The)	690	24,005
Seven & i Holdings Co. Ltd. (Japan)	800	24,375
Tesco PLC (United Kingdom)	16,888	48,152
Woolworths Group Ltd. (Australia)	1,802	49,776
		215,547
Footwear–0.01%
NIKE, Inc., Class B	96	9,371
Gas Utilities–0.02%
Hong Kong & China Gas Co. Ltd. (The) (Hong Kong)	4,050	5,815
Tokyo Gas Co. Ltd. (Japan)	900	19,074
		24,889
General Merchandise Stores–0.09%
Dollar General Corp.	38	7,235
Target Corp.	364	45,821
Wesfarmers Ltd. (Australia)	1,073	35,663
		88,719
Gold–0.02%
Newmont Corp.	249	17,231
Health Care Distributors–0.03%
McKesson Corp.	230	34,537
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Shares		Value
Health Care Equipment–0.25%
Abbott Laboratories	115	$11,574
Baxter International, Inc.	307	26,519
Boston Scientific Corp.(b)	153	5,901
Danaher Corp.	38	7,744
DexCom, Inc.(b)	58	25,261
Edwards Lifesciences Corp.(b)	326	25,562
IDEXX Laboratories, Inc.(b)	38	15,115
Koninklijke Philips N.V. (Netherlands)(b)	230	11,948
Medtronic PLC	173	16,691
Olympus Corp. (Japan)	2,200	39,485
Sartorius AG, Preference Shares (Germany)	58	22,255
Smith & Nephew PLC (United Kingdom)	364	7,267
Sysmex Corp. (Japan)	200	15,401
Terumo Corp. (Japan)	500	18,816
		249,539
Health Care Facilities–0.02%
HCA Healthcare, Inc.	192	24,315
Health Care Services–0.12%
Cigna Corp.	115	19,859
CVS Health Corp.	863	54,317
Fresenius Medical Care AG & Co. KGaA (Germany)(b)	249	21,938
Fresenius SE & Co. KGaA (Germany)(b)	307	15,341
Laboratory Corp. of America Holdings(b)	58	11,189
		122,644
Health Care Supplies–0.10%
Align Technology, Inc.(b)	19	5,582
Coloplast A/S, Class B (Denmark)	268	45,710
Hoya Corp. (Japan)	500	49,337
		100,629
Health Care Technology–0.09%
Cerner Corp.	249	17,293
M3, Inc. (Japan)	1,400	71,493
		88,786
Heavy Electrical Equipment–0.07%
Mitsubishi Electric Corp. (Japan)	2,300	30,083
Siemens Gamesa Renewable Energy S.A. (Spain)	268	6,280
Vestas Wind Systems A/S (Denmark)	230	29,731
		66,094
Highways & Railtracks–0.00%
Atlantia S.p.A. (Italy)(b)	288	4,595
Home Improvement Retail–0.25%
Home Depot, Inc. (The)	709	188,232
Lowe’s Cos., Inc.	422	62,840
		251,072
Homebuilding–0.02%
Lennar Corp., Class A	96	6,946
Sekisui House Ltd. (Japan)	800	14,632
		21,578
Homefurnishing Retail–0.02%
Nitori Holdings Co. Ltd. (Japan)	100	21,988
Shares		Value
Hotels, Resorts & Cruise Lines–0.02%
Hilton Worldwide Holdings, Inc.	115	$8,631
Marriott International, Inc., Class A	115	9,640
		18,271
Household Products–0.53%
Clorox Co. (The)	77	18,211
Colgate-Palmolive Co.	824	63,613
Essity AB, Class B (Sweden)(b)	805	26,514
Kimberly-Clark Corp.	230	34,969
Procter & Gamble Co. (The)	1,955	256,340
Reckitt Benckiser Group PLC (United Kingdom)	958	96,895
Unicharm Corp. (Japan)	1,000	44,945
		541,487
Human Resource & Employment Services–0.01%
Recruit Holdings Co. Ltd. (Japan)	300	9,311
Hypermarkets & Super Centers–0.17%
Aeon Co. Ltd. (Japan)	1,100	26,022
Carrefour S.A. (France)	479	7,641
Coles Group Ltd. (Australia)	2,875	37,393
Costco Wholesale Corp.	38	12,370
Walmart, Inc.	728	94,203
		177,629
Industrial Conglomerates–0.15%
3M Co.	268	40,326
CK Hutchison Holdings Ltd. (Hong Kong)	1,500	9,795
General Electric Co.	3,393	20,595
Honeywell International, Inc.	383	57,209
Siemens AG (Germany)	192	24,603
		152,528
Industrial Gases–0.10%
Air Liquide S.A. (France)	556	91,791
Linde PLC (United Kingdom)	38	9,314
		101,105
Industrial Machinery–0.26%
Atlas Copco AB, Class A (Sweden)	2,032	90,033
Illinois Tool Works, Inc.	192	35,518
Kone OYJ, Class B (Finland)	383	30,348
Parker-Hannifin Corp.	77	13,777
Sandvik AB (Sweden)(b)	1,610	30,010
Schindler Holding AG, PC (Switzerland)	38	9,611
SMC Corp. (Japan)	100	52,170
		261,467
Industrial REITs–0.01%
Prologis, Inc.	96	10,120
Insurance Brokers–0.06%
Aon PLC, Class A	153	31,398
Marsh & McLennan Cos., Inc.	268	31,249
		62,647
Integrated Oil & Gas–0.18%
BP PLC (United Kingdom)	5,502	19,946
Chevron Corp.	863	72,440
Eni S.p.A. (Italy)	1,016	9,087
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Shares		Value
Integrated Oil & Gas–(continued)
Equinor ASA (Norway)	268	$3,993
Exxon Mobil Corp.	498	20,956
Repsol S.A. (Spain)	709	5,535
Royal Dutch Shell PLC, Class A (United Kingdom)	1,629	24,071
TOTAL S.A. (France)	748	27,772
		183,800
Integrated Telecommunication Services–0.57%
AT&T, Inc.	690	20,410
BT Group PLC (United Kingdom)	5,272	6,841
Cellnex Telecom S.A. (Spain)(c)	920	57,872
Cellnex Telecom S.A., Rts. Expiring 08/07/2020 (Spain)(b)	920	3,847
Nippon Telegraph & Telephone Corp. (Japan)	3,700	85,647
Orange S.A. (France)	556	6,514
Swisscom AG (Switzerland)	38	20,233
Telefonica S.A. (Spain)	1,591	6,658
Telenor ASA (Norway)	422	6,554
Verizon Communications, Inc.	6,288	361,434
		576,010
Interactive Home Entertainment–0.27%
Activision Blizzard, Inc.	115	9,502
Electronic Arts, Inc.(b)	77	10,905
Nexon Co. Ltd. (Japan)	700	18,061
Nintendo Co. Ltd. (Japan)	200	87,746
Sea Ltd., ADR (Taiwan)(b)	1,246	152,261
		278,475
Interactive Media & Services–0.97%
Alphabet, Inc., Class A(b)	326	485,072
Facebook, Inc., Class A(b)	1,802	457,113
IAC/InterActiveCorp.(b)	19	2,516
Match Group, Inc.(b)	41	4,211
Z Holdings Corp. (Japan)	7,100	37,473
		986,385
Internet & Direct Marketing Retail–0.71%
Amazon.com, Inc.(b)	173	547,490
Booking Holdings, Inc.(b)	38	63,161
Delivery Hero SE (Germany)(b)(c)	556	64,156
eBay, Inc.	805	44,500
		719,307
Internet Services & Infrastructure–0.01%
Akamai Technologies, Inc.(b)	96	10,794
Investment Banking & Brokerage–0.15%
Goldman Sachs Group, Inc. (The)	249	49,292
Morgan Stanley	863	42,183
Nomura Holdings, Inc. (Japan)	11,000	51,379
TD Ameritrade Holding Corp.	249	8,937
		151,791
IT Consulting & Other Services–0.18%
Accenture PLC, Class A	307	69,008
Capgemini SE (France)	115	14,912
Cognizant Technology Solutions Corp., Class A	345	23,570
Shares		Value
IT Consulting & Other Services–(continued)
Fujitsu Ltd. (Japan)	400	$53,679
International Business Machines Corp.	211	25,940
		187,109
Leisure Products–0.02%
Shimano, Inc. (Japan)	100	21,839
Life & Health Insurance–0.11%
Aflac, Inc.	383	13,623
Dai-ichi Life Holdings, Inc. (Japan)	2,800	32,933
Legal & General Group PLC (United Kingdom)	3,259	9,221
MetLife, Inc.	422	15,973
Prudential Financial, Inc.	364	23,067
Prudential PLC (United Kingdom)	843	12,321
		107,138
Life Sciences Tools & Services–0.12%
IQVIA Holdings, Inc.(b)	96	15,205
Lonza Group AG (Switzerland)	77	48,064
Mettler-Toledo International, Inc.(b)	19	17,765
Sartorius Stedim Biotech (France)	58	18,058
Thermo Fisher Scientific, Inc.	38	15,730
Waters Corp.(b)	38	8,100
		122,922
Managed Health Care–0.11%
Anthem, Inc.	58	15,881
Centene Corp.(b)	77	5,024
Humana, Inc.	96	37,675
UnitedHealth Group, Inc.	192	58,134
		116,714
Marine–0.02%
AP Moller - Maersk A/S, Class B (Denmark)	6	7,732
Kuehne + Nagel International AG (Switzerland)(b)	58	9,988
		17,720
Metal & Glass Containers–0.01%
Ball Corp.	173	12,738
Movies & Entertainment–0.05%
Netflix, Inc.(b)	58	28,355
Spotify Technology S.A.(b)	77	19,852
		48,207
Multi-line Insurance–0.09%
Allianz SE (Germany)	153	31,912
American International Group, Inc.	153	4,917
Assicurazioni Generali S.p.A. (Italy)	460	6,902
Aviva PLC (United Kingdom)	4,313	15,014
AXA S.A. (France)	460	9,207
Hartford Financial Services Group, Inc. (The)	211	8,930
Zurich Insurance Group AG (Switzerland)	38	14,048
		90,930
Multi-Sector Holdings–0.10%
EXOR N.V. (Netherlands)	96	5,431
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Shares		Value
Multi-Sector Holdings–(continued)
Investor AB, Class B (Sweden)	1,706	$100,845
		106,276
Multi-Utilities–0.23%
Ameren Corp.	134	10,752
Consolidated Edison, Inc.	192	14,751
Dominion Energy, Inc.	58	4,700
E.ON SE (Germany)	2,665	31,268
ENGIE S.A. (France)(b)	1,093	14,600
National Grid PLC (United Kingdom)	5,808	68,689
Public Service Enterprise Group, Inc.	767	42,906
RWE AG (Germany)	652	24,648
WEC Energy Group, Inc.	173	16,480
		228,794
Oil & Gas Exploration & Production–0.08%
ConocoPhillips	1,246	46,588
EOG Resources, Inc.	383	17,944
INPEX Corp. (Japan)	1,100	6,293
Pioneer Natural Resources Co.	153	14,829
		85,654
Oil & Gas Refining & Marketing–0.06%
Neste OYJ (Finland)	422	19,412
Phillips 66	498	30,886
Valero Energy Corp.	249	14,001
		64,299
Oil & Gas Storage & Transportation–0.02%
ONEOK, Inc.	249	6,949
Williams Cos., Inc. (The)	652	12,473
		19,422
Other Diversified Financial Services–0.01%
ORIX Corp. (Japan)	900	9,685
Packaged Foods & Meats–0.49%
Ajinomoto Co., Inc. (Japan)	500	9,032
Chocoladefabriken Lindt & Spruengli AG, PC (Switzerland)	4	30,957
General Mills, Inc.	134	8,478
Hershey Co. (The)	58	8,434
Kerry Group PLC, Class A (Ireland)	173	22,907
Kraft Heinz Co. (The)	383	13,167
MEIJI Holdings Co. Ltd. (Japan)	200	15,658
Mondelez International, Inc., Class A	230	12,763
Nestle S.A. (Switzerland)	3,010	356,610
Tyson Foods, Inc., Class A	77	4,732
WH Group Ltd. (Hong Kong)	21,500	19,140
		501,878
Paper Packaging–0.01%
International Paper Co.	326	11,342
Paper Products–0.02%
UPM-Kymmene OYJ (Finland)	901	24,139
Personal Products–0.23%
Estee Lauder Cos., Inc. (The), Class A	134	26,471
Kao Corp. (Japan)	900	65,284
L’Oreal S.A. (France)	307	102,822
Shares		Value
Personal Products–(continued)
Unilever N.V. (United Kingdom)	345	$20,421
Unilever PLC (United Kingdom)	288	17,297
		232,295
Pharmaceuticals–1.82%
Astellas Pharma, Inc. (Japan)	2,800	43,817
AstraZeneca PLC (United Kingdom)	958	106,255
Bayer AG (Germany)	364	24,237
Bristol-Myers Squibb Co.	1,495	87,697
Chugai Pharmaceutical Co. Ltd. (Japan)	2,100	94,097
Daiichi Sankyo Co. Ltd. (Japan)	400	35,187
Eisai Co. Ltd. (Japan)	700	56,545
Eli Lilly and Co.	575	86,417
GlaxoSmithKline PLC (United Kingdom)	4,409	88,540
Johnson & Johnson	173	25,216
Merck & Co., Inc.	1,649	132,316
Merck KGaA (Germany)	173	22,102
Novartis AG (Switzerland)	2,262	187,336
Novo Nordisk A/S, Class B (Denmark)	2,875	189,683
Ono Pharmaceutical Co. Ltd. (Japan)	600	16,829
Otsuka Holdings Co. Ltd. (Japan)	300	12,473
Pfizer, Inc.	1,189	45,753
Roche Holding AG (Switzerland)	1,035	358,119
Sanofi (France)	1,399	146,254
Shionogi & Co. Ltd. (Japan)	200	11,879
Takeda Pharmaceutical Co. Ltd. (Japan)	1,500	53,368
UCB S.A. (Belgium)	173	22,168
		1,846,288
Property & Casualty Insurance–0.14%
Allstate Corp. (The)	249	23,503
Chubb Ltd.	58	7,380
Progressive Corp. (The)	326	29,451
Tokio Marine Holdings, Inc. (Japan)	1,500	63,351
Travelers Cos., Inc. (The)	153	17,506
		141,191
Railroads–0.15%
CSX Corp.	575	41,021
East Japan Railway Co. (Japan)	100	5,772
Kansas City Southern	58	9,967
Norfolk Southern Corp.	153	29,408
Union Pacific Corp.	403	69,860
		156,028
Real Estate Development–0.02%
CK Asset Holdings Ltd. (Hong Kong)	1,500	8,271
Sino Land Co. Ltd. (Hong Kong)	8,000	9,703
		17,974
Real Estate Operating Companies–0.20%
Deutsche Wohnen SE (Germany)	1,974	96,004
Vonovia SE (Germany)	1,725	112,098
		208,102
Regional Banks–0.03%
M&T Bank Corp.	96	10,171
PNC Financial Services Group, Inc. (The)	58	6,187
Regions Financial Corp.	652	7,081
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Shares		Value
Regional Banks–(continued)
Truist Financial Corp.	230	$8,616
		32,055
Reinsurance–0.02%
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	58	15,421
Swiss Re AG (Switzerland)	115	9,083
		24,504
Research & Consulting Services–0.07%
Experian PLC (United Kingdom)	288	10,148
RELX PLC (United Kingdom)	422	8,959
SGS S.A. (Switzerland)	5	13,133
Verisk Analytics, Inc.	77	14,531
Wolters Kluwer N.V. (Netherlands)	364	28,779
		75,550
Restaurants–0.12%
Compass Group PLC (United Kingdom)(b)	288	3,982
McDonald’s Corp.	307	59,644
Starbucks Corp.	537	41,097
Yum! Brands, Inc.	192	17,482
		122,205
Retail REITs–0.01%
Link REIT (Hong Kong)	600	4,621
Simon Property Group, Inc.	115	7,170
		11,791
Security & Alarm Services–0.02%
Secom Co. Ltd. (Japan)	200	17,262
Semiconductor Equipment–0.52%
Applied Materials, Inc.	652	41,943
ASML Holding N.V. (Netherlands)	1,054	372,319
KLA Corp.	96	19,184
Lam Research Corp.	96	36,208
Tokyo Electron Ltd. (Japan)	200	54,638
		524,292
Semiconductors–0.88%
Advanced Micro Devices, Inc.(b)	422	32,675
Analog Devices, Inc.	38	4,364
Broadcom, Inc.	249	78,871
Infineon Technologies AG (Germany)	843	21,070
Intel Corp.	4,006	191,206
Marvell Technology Group Ltd.	134	4,887
Maxim Integrated Products, Inc.	153	10,418
Micron Technology, Inc.(b)	671	33,587
NVIDIA Corp.	460	195,311
NXP Semiconductors N.V. (Netherlands)	192	22,566
QUALCOMM, Inc.	1,323	139,722
Skyworks Solutions, Inc.	134	19,508
STMicroelectronics N.V. (Switzerland)	1,744	49,423
Texas Instruments, Inc.	613	78,188
Xilinx, Inc.	153	16,425
		898,221
Soft Drinks–0.04%
Coca-Cola European Partners PLC (United Kingdom)	134	5,517
Shares		Value
Soft Drinks–(continued)
Monster Beverage Corp.(b)	230	$18,051
PepsiCo, Inc.	96	13,215
		36,783
Specialized REITs–0.14%
American Tower Corp.	77	20,127
Crown Castle International Corp.	58	9,669
Digital Realty Trust, Inc.	38	6,100
Equinix, Inc.	58	45,558
SBA Communications Corp., Class A	173	53,896
Weyerhaeuser Co.	307	8,538
		143,888
Specialty Chemicals–0.37%
Celanese Corp.	96	9,331
Ecolab, Inc.	192	35,919
EMS-Chemie Holding AG (Switzerland)	19	16,398
Evonik Industries AG (Germany)	671	18,129
Givaudan S.A. (Switzerland)	19	78,414
Koninklijke DSM N.V. (Netherlands)	192	29,318
Nippon Paint Holdings Co. Ltd. (Japan)	300	20,425
Novozymes A/S, Class B (Denmark)	441	26,457
PPG Industries, Inc.	153	16,471
Sherwin-Williams Co. (The)	38	24,621
Shin-Etsu Chemical Co. Ltd. (Japan)	400	46,903
Sika AG (Switzerland)	230	50,643
		373,029
Specialty Stores–0.00%
Ulta Beauty, Inc.(b)	19	3,667
Steel–0.13%
Fortescue Metals Group Ltd. (Australia)	10,064	125,097
Nucor Corp.	230	9,648
		134,745
Systems Software–0.21%
Check Point Software Technologies Ltd. (Israel)(b)	58	7,270
Fortinet, Inc.(b)	96	13,277
Microsoft Corp.	422	86,514
Oracle Corp.	1,591	88,221
ServiceNow, Inc.(b)	19	8,345
VMware, Inc., Class A(b)	38	5,328
		208,955
Technology Hardware, Storage & Peripherals–0.69%
Apple, Inc.	1,457	619,283
Canon, Inc. (Japan)	400	6,395
FUJIFILM Holdings Corp. (Japan)	600	26,735
Hewlett Packard Enterprise Co.	1,706	16,838
HP, Inc.	748	13,150
NetApp, Inc.	153	6,778
Seagate Technology PLC	173	7,823
		697,002
Tires & Rubber–0.02%
Bridgestone Corp. (Japan)	400	11,791
Cie Generale des Etablissements Michelin S.C.A. (France)	77	8,057
		19,848
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Shares		Value
Tobacco–0.25%
Altria Group, Inc.	1,859	$76,498
British American Tobacco PLC (United Kingdom)	3,527	117,050
Imperial Brands PLC (United Kingdom)	460	7,719
Japan Tobacco, Inc. (Japan)	400	6,883
Philip Morris International, Inc.	613	47,084
		255,234
Trading Companies & Distributors–0.12%
Ferguson PLC	96	8,586
ITOCHU Corp. (Japan)	2,300	50,382
Mitsubishi Corp. (Japan)	600	12,113
Mitsui & Co. Ltd. (Japan)	1,800	27,012
Sumitomo Corp. (Japan)	600	6,693
W.W. Grainger, Inc.	38	12,978
		117,764
Trucking–0.01%
Old Dominion Freight Line, Inc.	77	14,077
Water Utilities–0.02%
American Water Works Co., Inc.	134	19,734
Wireless Telecommunication Services–0.20%
KDDI Corp. (Japan)	1,400	43,096
NTT DOCOMO, Inc. (Japan)	3,500	96,290
Softbank Corp. (Japan)	1,200	16,083
SoftBank Group Corp. (Japan)	600	37,789
Vodafone Group PLC (United Kingdom)	6,383	9,695
		202,953
Total Common Stocks & Other Equity Interests (Cost $20,123,236)		20,222,160
Principal Amount		Value
U.S. Treasury Securities–13.09%
U.S. Treasury Bills–13.09%(d)
0.11%, 10/29/2020	$6,660,000	$6,658,652
0.12% - 0.18%, 12/03/2020	6,660,000	6,657,969
Total U.S. Treasury Securities (Cost $13,315,345)		13,316,621
Shares
Money Market Funds–52.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(e)(f)	23,955,141	23,955,141
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(e)(f)	9,265,580	9,271,140
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 0.21%(e)(f)	5,388,906	5,388,906
Invesco Treasury Portfolio, Institutional Class, 0.07%(e)(f)	14,865,305	14,865,305
Total Money Market Funds (Cost $53,479,794)		53,480,492
TOTAL INVESTMENTS IN SECURITIES–85.55% (Cost $86,918,375)		87,019,273
OTHER ASSETS LESS LIABILITIES—14.45%		14,702,753
NET ASSETS–100.00%		$101,722,026
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
PC	– Participation Certificate
REIT	– Real Estate Investment Trust
Rts.	– Rights
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $351,916, which represented less than 1% of the Fund’s Net Assets.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,908,864	$35,989,097	$(17,942,820)	$-	$-	$23,955,141	$31,868
Invesco Liquid Assets Portfolio, Institutional Class	2,087,313	18,844,564	(11,661,203)	64	402	9,271,140	15,237
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	1,131,100	23,289,944	(19,032,138)	-	-	5,388,906	9,935
Invesco Treasury Portfolio, Institutional Class	3,338,130	30,033,255	(18,506,080)	-	-	14,865,305	18,094
Total	$12,465,407	$108,156,860	$(67,142,241)	$64	$402	$53,480,492	$75,134

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Exchange-Traded Index Options Written(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value(b)	Value	Unrealized Appreciation
Equity Risk
S&P 500 Mini Index	Put	08/21/2020	22	$ 289.00	$ (12,164)	635,800	$(1,309)	$ 10,855

(a)	Open Exchange-Traded Options Written collateralized by $715,000 cash held with Morgan Stanley & Co.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	11	September-2020	$482,350	$(4,897)	$(4,897)
Cocoa	160	December-2020	3,838,400	352,142	352,142
Cotton No. 2	3	December-2020	93,990	(447)	(447)
Gasoline Reformulated Blendstock Oxygenate Blending	10	August-2020	491,862	(35,275)	(35,275)
Gold 100 oz	47	December-2020	9,333,730	105,775	105,775
Live Cattle	4	December-2020	178,480	4,766	4,766
LME Aluminum	25	September-2020	1,060,469	30,451	30,451
LME Copper	3	September-2020	481,144	118,284	118,284
LME Copper	6	October-2020	962,138	46,444	46,444
LME Copper	4	November-2020	641,175	99,213	99,213
LME Nickel	23	September-2020	1,899,363	56,755	56,755
LME Zinc	24	August-2020	1,386,900	68,949	68,949
Silver	40	September-2020	4,843,200	657,767	657,767
Soybeans	46	November-2020	2,052,750	(1,048)	(1,048)
Soybean Meal	64	December-2020	1,902,720	14,290	14,290
Soybean Oil	14	December-2020	258,384	625	625
Sugar 11	102	February-2021	1,507,968	99,516	99,516
Wheat	7	December-2020	188,563	3,253	3,253
WTI Crude	2	January-2021	83,500	(1,387)	(1,387)
Subtotal				1,615,176	1,615,176
Equity Risk
E-Mini Russell 2000 Index	85	September-2020	6,280,650	42,799	42,799
EURO STOXX 50 Index	187	September-2020	7,011,410	(402,822)	(402,822)
FTSE 100 Index	67	September-2020	5,162,637	(294,558)	(294,558)
Hang Seng Index	23	August-2020	3,643,801	(26,906)	(26,906)
MSCI Emerging Markets Index	22	September-2020	1,176,230	5,675	5,675
S&P/TSX 60 Index	58	September-2020	8,360,625	23,526	23,526
Tokyo Stock Price Index	100	September-2020	14,137,263	(867,555)	(867,555)
Subtotal				(1,519,841)	(1,519,841)
Interest Rate Risk
Australia 10 Year Bonds	148	September-2020	15,803,000	86,930	86,930
Canada 10 Year Bonds	122	September-2020	14,090,410	52,839	52,839
Long Gilt	31	September-2020	5,622,220	25,979	25,979
U.S. Treasury Long Bonds	32	September-2020	5,833,000	76,365	76,365
Subtotal				242,113	242,113
Subtotal—Long Futures Contracts				337,448	337,448
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	23	September-2020	$(1,025,944)	$(155,536)	$(155,536)
Corn	227	December-2020	(3,711,450)	55,717	55,717
KC HRW Wheat	9	December-2020	(203,850)	1,537	1,537
Lean Hogs	280	December-2020	(5,642,000)	186,458	186,458
LME Aluminum	26	September-2020	(1,102,888)	(109,943)	(109,943)
LME Copper	3	September-2020	(481,144)	(90,328)	(90,328)
LME Copper	6	October-2020	(962,138)	17,989	17,989
LME Copper	4	November-2020	(641,175)	(30,837)	(30,837)
LME Zinc	2	August-2020	(115,575)	(12,956)	(12,956)
Low Sulphur Gas Oil	16	December-2020	(604,000)	7,945	7,945
Natural Gas	180	November-2020	(5,027,400)	(187,668)	(187,668)
New York Harbor Ultra-Low Sulfur Diesel	11	December-2020	(596,996)	16,649	16,649
Subtotal				(300,973)	(300,973)
Equity Risk
E-Mini S&P 500 Index	31	September-2020	(5,058,425)	(52,180)	(52,180)
MSCI EAFE Index	156	September-2020	(14,146,080)	286,678	286,678
Subtotal				234,498	234,498
Interest Rate Risk
10 Year Mini Japanese Government Bonds	172	September-2020	(24,756,431)	768	768
Euro Bund	13	September-2020	(2,718,427)	(21,303)	(21,303)
Subtotal				(20,535)	(20,535)
Subtotal—Short Futures Contracts				(87,010)	(87,010)
Total Futures Contracts				$250,438	$250,438

(a)	Futures contracts collateralized by $13,680,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	6,900	July—2021	$3,569,968	$—	$(65,607)	$(65,607)
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	24,200	April—2021	1,929,134	—	(35,504)	(35,504)
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	590	September—2020	349,289	—	0	0
Morgan Stanley Capital Services LLC	Pay	S&P GSCI Aluminum Dynamic Roll Index Excess Return Index	0.30	Monthly	61,600	July—2021	4,862,044	—	(21,273)	(21,273)
Total — Total Return Swap Agreements								$—	$(122,384)	$(122,384)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $280,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
CIBC Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,526,565	$9,695,595	$—	$20,222,160
U.S. Treasury Securities	—	13,316,621	—	13,316,621
Money Market Funds	53,480,492	—	—	53,480,492
Total Investments in Securities	64,007,057	23,012,216	—	87,019,273
Other Investments - Assets*
Futures Contracts	2,546,084	—	—	2,546,084
Other Investments - Liabilities*
Futures Contracts	(2,295,646)	—	—	(2,295,646)
Options Written	(1,309)	—	—	(1,309)
Swap Agreements	—	(122,384)	—	(122,384)
	(2,296,955)	(122,384)	—	(2,419,339)
Total Other Investments	249,129	(122,384)	—	126,745
Total Investments	$64,256,186	$22,889,832	$—	$87,146,018

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Macro Allocation Strategy Fund